Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Plan 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

3.	Fair Value Measurements
The Plan applies fair value measurements in accordance with GAAP. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date.

GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). A level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Plan uses the following fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad categories:

•Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

•Level 2 - Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

•Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

The following are descriptions of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

UGI Common Stock: Valued at the closing price reported on the active market on which the individual security is traded.

Brokerage Link: Fidelity Brokerage Link accounts are reflected at their fair value of associated investments which include mutual funds, money market funds and cash and held by the Plan participants in their individual self-directed brokerage accounts. Based upon closing prices as reported by the funds, these funds are required to publish this NAV and to transact at that price.

Collective investment trust fund and Common collective trust funds: Valued at the NAV of units of the collective trusts. The NAVs, as provided by the trustee, are used as a practical expedient to estimate fair value. The NAVs are based on the fair values of the underlying investments held by the funds less their liabilities. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trusts, the investment advisor reserves the right to temporarily delay withdrawal from the trusts in order to ensure that securities liquidations will be carried out in an orderly business manner.
The following table presents the Plan’s investments that are measured at fair value on a recurring basis, for each hierarchy level, as of December 31, 2025 and 2024:

	December 31, 2025
	Fair Value Measurement Using Input Types
	Level 1	Level 2	Level 3	Other	Total
Mutual funds	$115,870,509	$—	$—	$—	$115,870,509
UGI Common Stock	12,396,327	—	—	—	12,396,327
Brokerage Link	3,821,142	—	—	—	3,821,142
Common collective trust funds (a)	—	—	—	307,955,327	307,955,327
Collective investment trust fund (a)	—	—	—	76,927,372	76,927,372
Total investments	$132,087,978	$—	$—	$384,882,699	$516,970,677

	December 31, 2024
	Fair Value Measurement Using Input Types
	Level 1	Level 2	Level 3	Other	Total
Mutual funds	$110,314,644	$—	$—	$—	$110,314,644
UGI Common Stock	9,911,383	—	—	—	9,911,383
Brokerage Link	4,229,798	—	—	—	4,229,798
Common collective trust funds (a)	—	—	—	268,743,871	268,743,871
Collective investment trust fund (a)	—	—	—	76,142,345	76,142,345
Total investments	$124,455,825	$—	$—	$344,886,216	$469,342,041

(a) Assets measured at NAV per share (or its equivalent), and are therefore excluded from the fair value hierarchy, and also presented as “Other”.

Investments Measured Using the NAV per share Practical Expedient

The following tables summarize investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025 and 2024, respectively:

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common collective trust funds	$307,955,327	n/a	Daily	30 days
Collective investment trust fund	$76,927,372	n/a	Daily	30 days

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common collective trust funds	$268,743,871	n/a	Daily	30 days
Collective investment trust fund	$76,142,345	n/a	Daily	30 days